Document and Entity Information	3 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	GOFF, CORP
Entity Central Index Key	0001528188
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Unless otherwise mentioned or unless the context requires otherwise, when used in this Form 10, the terms "Goff," "Company," "we," "us," and "our" refer to Goff Corp. Goff is an "emerging growth company" as defined under the federal securities laws and, as such, may elect to comply with certain reduced public company reporting requirements in future reports that we file with the United States Securities and Exchange Commission, or SEC. Goff is a "smaller reporting company" as defined in Exchange Act Rule 12b-2. However, we are not currently electing to take advantage of the scaled disclosure available to smaller reporting companies.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false